Select Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended										12 Months Ended
		Dec. 31, 2016 [1]	Sep. 30, 2016 [1]	Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015 [1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Data [Line Items]
Impairment expense				$ 1		$ 129						$ 130		$ 0		$ 0
Total revenues and other income		$ 848	$ 838	698	[1],[2]	645	[1]	$ 369	$ 251	$ 246	$ 235	3,029		1,101		793
Income from operations		247	258	128	[1],[2]	50	[1],[3]	98	91	99	93	683		381		245
Net income		182	194	72	[1],[2]	(14)	[1],[3]	67	86	93	87	434		333		239
Net income attributable to MPLX LP		133	141	19	[1],[2]	(60)	[1],[3]	18	41	51	46	233	[4]	156	[4]	121	[4]
Distributions declared: [Abstract]
Limited partner units												938		315		112
Incentive distribution rights - MPC												187		54		4
Total distributions declared		$ 258	$ 249	$ 231	[1]	$ 200	[1]	$ 189	$ 47	$ 42	$ 37
Limited Partners Common Units [Member]
Quarterly Financial Data [Line Items]
Net income attributable to MPLX LP	[4]											$ 1		$ 97		$ 58
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Common - basic		$ 0.17	$ 0.22	$ (0.11)	[1],[2]	$ (0.33)	[1],[3]	$ (0.14)	$ 0.41	$ 0.50	$ 0.46	$ 0.00		$ 1.23		$ 1.55
Common - diluted		0.17	0.21	(0.11)	[1],[2]	(0.33)	[1],[3]	(0.14)	0.41	0.50	0.46	0.00		1.22		1.55
Cash distributions declared per limited partner common unit		$ 0.5200	$ 0.5150	$ 0.5100	[1]	$ 0.5050	[1]	$ 0.5000	$ 0.4700	$ 0.4400	$ 0.4100	$ 2.0500		$ 1.8200		$ 1.4100
Distributions declared: [Abstract]
Limited partner units	[5]											$ 692		$ 224		$ 54
Preferred Partner [Member]
Quarterly Financial Data [Line Items]
Net income attributable to MPLX LP	[4]											41
Distributions declared: [Abstract]
Limited partner units		$ 16	$ 16	$ 9	[1]	$ 0	[1]	$ 0	$ 0	$ 0	$ 0	$ 41	[5]	0	[5]	0	[5]
Public [Member]
Distributions declared: [Abstract]
Limited partner units		140	135	131	[1]	127	[1]	120	11	10	10
MPC [Member]
Distributions declared: [Abstract]
Limited partner units		45	44	41	[1]	29	[1]	29	27	25	23
General partner units - MPC		5	5	4	[1]	4	[1]	3	1	1	1
Incentive distribution rights - MPC		$ 52	$ 49	$ 46	[1]	$ 40	[1]	$ 37	$ 8	$ 6	$ 3
MPC [Member] | Limited Partners Subordinated Units [Member]
Quarterly Financial Data [Line Items]
Net income attributable to MPLX LP	[4]													$ 2		$ 55
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Common - basic														$ 0.11		$ 1.50
Common - diluted														0.11		1.50
Subordinated - basic and diluted		$ 0.00	$ 0.00	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	$ 0.00	$ 0.50	$ 0.46	$ 0.00		$ 0.11		$ 1.50
Distributions declared: [Abstract]
Limited partner units	[5]											$ 0		$ 31		$ 52
Ohio Condensate Company, LLC [Member]
Quarterly Financial Data [Line Items]
Impairment expense				$ 89

[1]	(3)These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(2)Second quarter 2016 results included impairment expense related to equity method investments of $89 million. See Note 5 for more information.
[3]	(1)First quarter 2016 results included goodwill impairment expense of $129 million. See Note 18 for more information.
[4]	(1)Allocation of net income (loss) attributable to MPLX LP assumes all earnings for the period had been distributed based on the current period distribution priorities.
[5]	(1)See Note 8 for information regarding the distribution.